Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenue:
Dialysis Care Revenue	$ 11,414,734	$ 10,772,124	$ 9,507,173
Less: Patient service bad debt provision	284,648	280,365	224,545
Net Dialysis Care	11,130,086	10,491,759	9,282,628
Dialysis Products Revenue	3,479,641	3,308,523	3,287,887
Net revenue	14,609,727	13,800,282	12,570,515
Costs of revenue:
Dialysis Care Cost of Revenue	8,266,635	7,649,514	6,861,197
Dialysis Products Cost of Revenue	1,604,695	1,549,515	1,557,277
Cost of revenues	9,871,330	9,199,029	8,418,474
Gross profit	4,738,397	4,601,253	4,152,041
Operating expenses:
Selling, general and administrative	2,391,927	2,224,715	2,001,825
Gain on sale of dialysis clinics	(9,426)	(36,224)	(4,551)
Research and development	125,805	111,631	110,834
Income from at equity method investees	26,105	17,442	30,959
Other operating expenses	0	(100,000)
Operating income	2,256,196	2,218,573	2,074,892
Other (income) expense:
Interest income	(38,942)	(44,474)	(59,825)
Interest expense	447,503	470,534	356,358
Investment gain	0	139,600
Income before income taxes	1,847,635	1,932,113	1,778,359
Income tax expense	592,012	605,136	601,097
Net Income	1,255,623	1,326,977	1,177,262
Less: Net income attributable to noncontrolling interests	145,733	140,168	106,108
Net Income attributable to the Company	$ 1,109,890	$ 1,186,809	$ 1,071,154
Basic income per Ordinary share	$ 3.65	$ 3.89	$ 3.54
Fully diluted income per Ordinary share	$ 3.65	$ 3.87	$ 3.51